Stock-Based Compensation (Tables)	12 Months Ended
Dec. 25, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

A summary of the stock option activity under the 2014 Equity Inventive Plan for the year ended December 25, 2021 is presented below (share amounts in thousands):

		Weighted Avg.	Weighted Avg.
		Exercise Price per Share	Remaining
	Number of Shares	(in whole dollars)	Contractual Term
Outstanding at December 26, 2020	12,749	$7.66	8.0 years
Granted	2,348
Exercised	(435)
Forfeited or expired	(1,186)
Outstanding at December 25, 2021	13,476	$8.15	7.14 years
Exercisable at December 25, 2021	4,954	$7.76	6.63 years

Summary of Restricted Stock Activity

A summary of the restricted stock activity under the 2014 Equity Incentive Plan for the year ended December 25, 2021 is presented below (share amounts in thousands):

		Weighted Avg.
		Grant Date Fair Value
	Number of Shares	(in whole dollars)
Unvested at December 26, 2020	177	$7.09
Awarded	—
Vested	(88)
Forfeited or expired	—
Unvested at December 25, 2021	89	$7.09

Share-based Payment Arrangement, Restricted Stock Unit, Activity

A summary of the restricted stock unit activity under the 2014 Equity Incentive Plan for the year ended December 25, 2021 is presented below (share amounts in thousands):

		Weighted Avg.
		Grant Date Fair Value
	Number of Shares	(in whole dollars)
Outstanding at December 26, 2020	—	$—
Granted	323	$10.00
Exercised	—
Forfeited or expired	—
Outstanding at December 25, 2021	323	$10.00

A summary of the restricted stock unit activity under the 2021 Equity Incentive Plan for the year ended December 25, 2021 is presented below (share amounts in thousands):

		Weighted Avg.
		Grant Date Fair Value
	Number of Shares	(in whole dollars)
Outstanding at December 26, 2020		$—
Granted	73	11.75
Exercised	—
Forfeited or expired	—
Outstanding at December 25, 2021	73	$11.75

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The following table summarizes the key assumptions used in the valuation model for valuing the Company’s stock compensation awards under the 2014 Equity Incentive Plan:

Dividend yield	0%
Risk free interest rate	0.40% - 1.81%
Expected volatility	31.50%
Expected terms	6.25 years